Segment Information - Schedule of Revenue by Domestic and Overseas Market (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	$ 164,481,414	$ 142,812,726	$ 150,356,539
Mainland China [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	121,989,818	120,510,430	134,185,815
Singapore [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	21,882,041	10,987,527	8,733,344
Hong Kong [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	14,397,386	6,245,523	4,311,182
United States [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	3,881,511	4,367,813	2,779,313
Japan [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	2,000,817	566,410	254,601
India [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	213,851	8,512
Others [Member]
Schedule of Revenue by Domestic and Overseas Market [Line Items]
Revenues	$ 115,990	$ 126,511	$ 92,284